Basis of Presentation (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($) m²
Accounting Policies [Abstract]
Working capital | $	$ 15,872	$ 2,706,379
Number of areas (in Square Meters) | m²		4